Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005044 | Comcast Corp.8332726
Holdings [Line Items]
Percent of Total Investments	1.60%
C000005044 | Bank of America Corp.8332713
Holdings [Line Items]
Percent of Total Investments	1.40%
C000005044 | U.S. Treasury Notes8332695
Holdings [Line Items]
Percent of Total Investments	1.30%
C000005044 | Alphabet8332707
Holdings [Line Items]
Percent of Total Investments	1.20%
C000005044 | American Express8332709
Holdings [Line Items]
Percent of Total Investments	1.20%
C000005044 | Prologis8332747
Holdings [Line Items]
Percent of Total Investments	1.00%
C000005044 | Prologis8332749
Holdings [Line Items]
Percent of Total Investments	1.00%
C000005044 | FHLMC8331220
Holdings [Line Items]
Percent of Total Investments	0.70%
C000005044 | FNMA8332442
Holdings [Line Items]
Percent of Total Investments	0.70%
C000005044 | FNMA8332440
Holdings [Line Items]
Percent of Total Investments	0.60%
C000005044 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005044 | Bank Deposit Program
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005044 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005044 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005044 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005044 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005044 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005044 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000048038 | Comcast Corp.8332726
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048038 | Bank of America Corp.8332713
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048038 | U.S. Treasury Notes8332695
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048038 | Alphabet8332707
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048038 | American Express8332709
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048038 | Prologis8332747
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048038 | Prologis8332749
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048038 | FHLMC8331220
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048038 | FNMA8332442
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048038 | FNMA8332440
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048038 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000048038 | Bank Deposit Program
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000048038 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000048038 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000048038 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000048038 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000048038 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000048038 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000048039 | Comcast Corp.8332726
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048039 | Bank of America Corp.8332713
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048039 | U.S. Treasury Notes8332695
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048039 | Alphabet8332707
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048039 | American Express8332709
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048039 | Prologis8332747
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048039 | Prologis8332749
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048039 | FHLMC8331220
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048039 | FNMA8332442
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048039 | FNMA8332440
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048039 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000048039 | Bank Deposit Program
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000048039 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000048039 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000048039 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000048039 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000048039 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000048039 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	61.00%